6. Customer Contracts Disclosure: Schedule of Future Customer Contract Amortization (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Future Customer Contract Amortization
Years Ending September 30,
2014	$ 567,554
2015	658,709

$ 1,226,263